Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - Level 3 [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 3,053,000	$ 4,617,000	$ 5,164,000	$ 4,657,000
Realized and unrealized gain	(2,137,000)	909,000	(4,248,000)	869,000
Fair value at the end of the period	916,000	$ 5,526,000	916,000	$ 5,526,000
Time-charter Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	0		0
Settlements	(126,000)		(126,000)
Realized and unrealized gain	1,471,000		1,471,000
Fair value at the end of the period	$ 1,345,000		$ 1,345,000